UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche U.S. Bond Index Fund
(formerly DWS U.S. Bond Index Fund)
	Principal Amount ($)	Value ($)
Corporate Bonds 26.1%
Consumer Discretionary 2.5%
21st Century Fox America, Inc.:
4.5%, 2/15/2021	30,000	32,594
6.15%, 3/1/2037	20,000	23,791
6.65%, 11/15/2037	80,000	100,279
6.9%, 8/15/2039	40,000	51,396
CBS Corp., 5.75%, 4/15/2020	100,000	114,304
Comcast Corp.:
6.4%, 5/15/2038	80,000	102,044
6.95%, 8/15/2037	125,000	167,484
DIRECTV Holdings LLC:
4.45%, 4/1/2024	35,000	36,451
4.6%, 2/15/2021	60,000	65,206
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	265,087
4.25%, 9/20/2022	250,000	263,237
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,419
Home Depot, Inc.:
4.2%, 4/1/2043	100,000	98,622
5.4%, 3/1/2016	100,000	106,642
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,859
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	109,744
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	63,901
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	163,599
Series I, 6.3%, 10/15/2037	60,000	77,180
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	43,937
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	39,237
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	142,488
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	93,294
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	46,370
Target Corp., 7.0%, 1/15/2038	75,000	100,235
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	105,119
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	89,771
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	96,354
8.75%, 2/14/2019	105,000	132,175
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	31,685
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,268
6.25%, 3/29/2041	30,000	35,378
7.7%, 5/1/2032	21,000	28,900
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	124,217
VF Corp., 6.45%, 11/1/2037	15,000	19,521
Viacom, Inc., 6.875%, 4/30/2036	80,000	100,222
Walt Disney Co.:
3.7%, 12/1/2042	55,000	51,394
Series E, 3.75%, 6/1/2021	40,000	42,700
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	40,499
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	43,043

		3,431,646
Consumer Staples 2.0%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	29,942
10.2%, 2/6/2039	53,000	89,302
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	44,859
5.375%, 1/15/2020	100,000	112,819
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	57,174
Beam Suntory, Inc., 5.375%, 1/15/2016	13,000	13,715
Bottling Group LLC, 5.5%, 4/1/2016	40,000	42,858
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,366
Coca-Cola Co., 1.65%, 3/14/2018	200,000	200,757
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	47,453
7.125%, 10/1/2026	40,000	49,829
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	115,858
CVS Caremark Corp., 5.75%, 6/1/2017	14,000	15,556
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	73,025
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,137
General Mills, Inc., 5.7%, 2/15/2017	40,000	44,188
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	52,477
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	54,120
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	52,273
Kroger Co.:
3.9%, 10/1/2015	80,000	82,602
8.0%, 9/15/2029	40,000	53,046
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	44,127
5.9%, 11/1/2039	20,000	23,730
Mondelez International, Inc., 4.0%, 2/1/2024	100,000	102,467
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	33,357
PepsiCo, Inc.:
4.5%, 1/15/2020	145,000	160,340
5.0%, 6/1/2018	80,000	89,030
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	141,368
6.375%, 5/16/2038	20,000	25,100
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	184,377
4.85%, 12/15/2015	125,000	131,503
Safeway, Inc., 5.0%, 8/15/2019	80,000	80,139
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	54,159
5.0%, 10/25/2040	75,000	84,780
5.25%, 9/1/2035	100,000	115,516
5.875%, 4/5/2027	40,000	49,680
Walgreen Co., 5.25%, 1/15/2019	125,000	138,861

		2,731,890
Energy 3.5%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	53,754
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	76,533
Apache Corp., 6.0%, 1/15/2037	80,000	94,334
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	28,315
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	319,405
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	92,390
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	44,690
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	24,428
Chevron Corp., 4.95%, 3/3/2019	100,000	111,745
ConocoPhillips Holding Co., 6.95%, 4/15/2029	50,000	66,744
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	26,559
Devon Energy Corp., 6.3%, 1/15/2019	40,000	46,263
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	55,891
EnCana Corp., 5.9%, 12/1/2017	90,000	101,010
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	22,079
6.625%, 10/15/2036	20,000	23,151
9.0%, 4/15/2019	48,000	60,147
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	163,598
Series D, 6.875%, 3/1/2033	20,000	25,816
EOG Resources, Inc., 5.625%, 6/1/2019	100,000	114,732
Halliburton Co.:
5.9%, 9/15/2018	60,000	68,870
6.7%, 9/15/2038	35,000	46,315
7.45%, 9/15/2039	60,000	84,944
Hess Corp., 7.125%, 3/15/2033	21,000	28,037
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	83,092
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	58,641
6.95%, 1/15/2038	125,000	145,812
7.3%, 8/15/2033	40,000	47,729
7.4%, 3/15/2031	40,000	48,380
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	47,555
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	55,100
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	65,812
8.625%, 3/1/2019	20,000	24,898
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	431,406
Petroleos Mexicanos:
5.5%, 1/21/2021	130,000	143,065
6.0%, 3/5/2020	245,000	278,688
Plains All American Pipeline LP:
5.0%, 2/1/2021	40,000	44,352
6.5%, 5/1/2018	80,000	92,253
Shell International Finance BV:
4.3%, 9/22/2019	65,000	71,367
6.375%, 12/15/2038	100,000	131,118
Statoil ASA, 5.25%, 4/15/2019	165,000	185,868
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,785
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	78,844
Tosco Corp., 8.125%, 2/15/2030	70,000	102,298
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	46,866
6.2%, 10/15/2037	30,000	36,032
6.35%, 5/15/2067	20,000	20,650
6.5%, 8/15/2018	125,000	144,870
7.625%, 1/15/2039	10,000	14,071
Transocean, Inc.:
6.0%, 3/15/2018	40,000	43,131
6.8%, 3/15/2038	20,000	19,476
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	25,644
9.375%, 3/15/2019	65,000	83,586
10.5%, 3/15/2039	30,000	48,845
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	42,353
6.0%, 3/15/2018	165,000	185,607
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	73,602
Williams Partners LP, 3.35%, 8/15/2022	120,000	117,331

		4,865,877
Financials 8.3%
ACE INA Holdings, Inc., 5.7%, 2/15/2017	82,000	90,474
Allstate Corp., 5.35%, 6/1/2033	41,000	47,320
American Express Co., 2.65%, 12/2/2022	208,000	200,519
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	121,219
Series G, 5.85%, 1/16/2018	40,000	44,997
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	141,584
AXA SA, 8.6%, 12/15/2030	40,000	53,800
Bank of America Corp.:
4.125%, 1/22/2024	50,000	50,955
5.75%, 12/1/2017	350,000	389,445
6.05%, 5/16/2016	50,000	53,686
Series C, 6.4%, 8/28/2017	40,000	44,996
6.5%, 7/15/2018	40,000	45,757
Series L, 7.625%, 6/1/2019	100,000	120,806
Bank of America NA:
5.3%, 3/15/2017	250,000	270,853
6.0%, 10/15/2036	100,000	120,446
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	39,835
5.5%, 12/1/2017	50,000	55,873
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,250
Bank One Corp., 7.625%, 10/15/2026	40,000	52,226
BB&T Corp., 5.2%, 12/23/2015	210,000	220,906
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	131,133
7.25%, 2/1/2018	235,000	273,395
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	60,457
BNP Paribas SA, 2.375%, 9/14/2017	205,000	208,523
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	92,162
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	89,929
China Development Bank Corp., 5.0%, 10/15/2015	50,000	51,940
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	26,979
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	85,238
5.5%, 2/15/2017	80,000	86,722
6.0%, 8/15/2017	40,000	44,799
6.125%, 11/21/2017	60,000	67,686
6.125%, 5/15/2018	80,000	90,580
6.625%, 6/15/2032	60,000	72,517
8.125%, 7/15/2039	80,000	118,547
8.5%, 5/22/2019	80,000	99,997
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	163,274
Credit Suisse New York, 5.3%, 8/13/2019	150,000	168,538
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	182,271
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,203
5.45%, 1/15/2017	20,000	21,750
8.25%, 3/1/2038	40,000	58,802
General Electric Capital Corp.:
1.625%, 4/2/2018	250,000	249,553
3.1%, 1/9/2023	250,000	247,422
3.15%, 9/7/2022 (a)	125,000	124,496
Series A, 5.0%, 1/8/2016	125,000	131,756
Series A, 6.15%, 8/7/2037	105,000	129,663
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,172
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	226,424
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	68,125
HSBC Finance Corp., 5.5%, 1/19/2016	100,000	105,848
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	118,157
6.5%, 5/2/2036	100,000	122,623
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	230,818
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	24,712
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	246,503
4.625%, 5/10/2021	125,000	135,905
6.0%, 1/15/2018	100,000	112,552
6.125%, 6/27/2017	40,000	44,588
6.3%, 4/23/2019	80,000	92,795
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	269,991
KeyBank NA, 5.45%, 3/3/2016	25,000	26,580
Lincoln National Corp., 8.75%, 7/1/2019	130,000	165,601
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	4,000	4,190
MetLife, Inc.:
4.75%, 2/8/2021	140,000	154,674
6.4%, 12/15/2036	20,000	22,300
Morgan Stanley:
5.45%, 1/9/2017	100,000	108,619
Series F, 5.625%, 9/23/2019	150,000	168,851
6.375%, 7/24/2042	80,000	99,883
7.3%, 5/13/2019	125,000	149,095
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	36,082
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	163,966
PNC Funding Corp., 6.7%, 6/10/2019	80,000	95,172
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	102,714
Protective Life Corp., 8.45%, 10/15/2039	40,000	59,933
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,273
Series D, 6.625%, 12/1/2037	40,000	50,174
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	40,031
1.125%, 7/22/2016	25,000	25,113
1.2%, 9/19/2017	70,000	69,628
2.0%, 10/1/2018	40,000	40,320
2.2%, 9/23/2019	70,000	69,863
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	214,807
Simon Property Group LP, (REIT), 6.125%, 5/30/2018	105,000	120,471
The Goldman Sachs Group, Inc.:
2.375%, 1/22/2018	200,000	202,076
5.95%, 1/18/2018	105,000	117,547
6.125%, 2/15/2033	40,000	47,872
6.15%, 4/1/2018	100,000	112,756
6.25%, 9/1/2017	165,000	185,336
6.75%, 10/1/2037	100,000	119,379
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	160,435
U.S. Bancorp., 2.95%, 7/15/2022	165,000	160,089
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	54,127
5.875%, 12/20/2017	225,000	253,321
Wachovia Corp., 5.75%, 6/15/2017	40,000	44,555
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	205,000	209,543
5.125%, 9/15/2016	40,000	43,101
5.375%, 2/7/2035	125,000	143,940
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	184,058

		11,309,967
Health Care 2.3%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,123
4.4%, 11/6/2042	41,000	38,518
Actavis, Inc., 3.25%, 10/1/2022	80,000	77,163
Aetna, Inc., 6.625%, 6/15/2036	41,000	53,093
Amgen, Inc.:
1.25%, 5/22/2017	15,000	14,921
5.375%, 5/15/2043	125,000	136,140
AstraZeneca PLC, 5.9%, 9/15/2017	100,000	112,576
Baxter International, Inc., 2.4%, 8/15/2022	80,000	75,484
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	76,763
3.25%, 11/12/2020	80,000	82,745
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	91,210
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	21,063
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	79,469
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	67,779
6.55%, 10/15/2037	20,000	26,102
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	115,207
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	126,829
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	105,000	135,186
Johnson & Johnson:
4.85%, 5/15/2041	80,000	92,018
5.55%, 8/15/2017	80,000	89,936
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,457
McKesson Corp., 5.7%, 3/1/2017	60,000	65,894
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	69,856
Medtronic, Inc., 6.5%, 3/15/2039	20,000	26,273
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,859
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	112,633
5.85%, 6/30/2039	20,000	24,960
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	140,382
Pfizer, Inc., 6.2%, 3/15/2019	50,000	58,434
Pharmacia Corp., 6.6%, 12/1/2028	75,000	97,370
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	80,986
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	169,262
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	112,425
UnitedHealth Group, Inc., 6.0%, 2/15/2018	410,000	466,016
WellPoint, Inc., 5.85%, 1/15/2036	125,000	146,917
Wyeth LLC, 5.95%, 4/1/2037	40,000	49,031

		3,219,080
Industrials 1.6%
3M Co., 5.7%, 3/15/2037	20,000	25,187
Boeing Co.:
3.75%, 11/20/2016	40,000	42,359
6.625%, 2/15/2038	40,000	54,612
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,372
6.15%, 5/1/2037	20,000	24,896
6.2%, 8/15/2036	75,000	94,147
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	53,188
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	92,749
CSX Corp.:
6.0%, 10/1/2036	80,000	97,675
6.15%, 5/1/2037	40,000	49,595
Danaher Corp., 5.625%, 1/15/2018	40,000	45,014
Deere & Co., 8.1%, 5/15/2030	40,000	58,705
Emerson Electric Co., 5.25%, 10/15/2018	40,000	44,980
General Electric Co.:
4.125%, 10/9/2042	40,000	39,742
5.25%, 12/6/2017	30,000	33,284
Honeywell International, Inc.:
5.3%, 3/1/2018	20,000	22,398
5.7%, 3/15/2036	40,000	48,497
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	116,776
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	100,000	117,118
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	100,444
Lockheed Martin Corp., 4.07%, 12/15/2042	35,000	33,201
Raytheon Co.:
4.4%, 2/15/2020	80,000	87,626
7.2%, 8/15/2027	60,000	79,462
Republic Services, Inc., 5.0%, 3/1/2020	80,000	88,690
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	51,198
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,109
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	51,829
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	185,252
United Technologies Corp.:
5.375%, 12/15/2017	80,000	89,692
6.125%, 7/15/2038	50,000	63,553
Waste Management, Inc., 7.1%, 8/1/2026	80,000	104,441
Western Union Co.:
5.93%, 10/1/2016	125,000	136,295
6.2%, 11/17/2036	20,000	20,599

		2,207,685
Information Technology 1.2%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	218,304
5.9%, 2/15/2039	100,000	120,516
Corning, Inc., 5.75%, 8/15/2040	40,000	47,772
International Business Machines Corp.:
5.7%, 9/14/2017	50,000	56,026
6.5%, 1/15/2028	105,000	135,526
7.625%, 10/15/2018	100,000	121,354
Microsoft Corp.:
4.2%, 6/1/2019	80,000	87,810
5.2%, 6/1/2039	40,000	45,742
Oracle Corp.:
5.0%, 7/8/2019	80,000	89,776
5.25%, 1/15/2016	80,000	84,774
6.125%, 7/8/2039	105,000	129,874
6.5%, 4/15/2038	80,000	102,882
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	233,431
Xerox Corp., 6.75%, 2/1/2017	165,000	184,661

		1,658,448
Materials 1.4%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	25,000	26,952
Barrick Gold Corp., 4.1%, 5/1/2023	105,000	100,894
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	137,499
6.5%, 4/1/2019	40,000	47,267
Dow Chemical Co., 5.25%, 11/15/2041	40,000	41,496
E.I. du Pont de Nemours & Co., 4.625%, 1/15/2020	145,000	159,908
International Paper Co.:
7.5%, 8/15/2021	105,000	130,377
7.95%, 6/15/2018	80,000	95,507
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,574
Series 1, 5.5%, 7/30/2035	50,000	58,393
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	69,540
5.875%, 4/1/2035	15,000	14,687
Nucor Corp.:
5.85%, 6/1/2018	20,000	22,667
6.4%, 12/1/2037	20,000	23,956
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	94,951
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	51,911
7.7%, 3/15/2038	125,000	179,143
Praxair, Inc., 4.5%, 8/15/2019	60,000	65,998
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,881
6.125%, 12/15/2033	41,000	49,182
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	65,000	83,238
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	79,412
Southern Copper Corp., 6.75%, 4/16/2040	75,000	83,376
Vale Overseas Ltd., 6.875%, 11/21/2036	125,000	140,937
Westvaco Corp., 7.95%, 2/15/2031	80,000	102,957

		1,907,703
Telecommunication Services 1.3%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	35,046
AT&T, Inc.:
2.625%, 12/1/2022 (a)	180,000	170,277
6.3%, 1/15/2038	15,000	17,746
6.4%, 5/15/2038	16,000	19,686
6.55%, 2/15/2039	51,000	63,958
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	56,434
9.625%, 12/15/2030	60,000	94,217
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	240,401
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	55,184
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	50,375
Orange SA, 5.375%, 7/8/2019	125,000	140,694
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	93,668
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	50,669
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	47,427
Verizon Communications, Inc.:
5.15%, 9/15/2023	200,000	221,474
6.35%, 4/1/2019	85,000	98,858
7.75%, 12/1/2030	80,000	109,915
7.75%, 6/15/2032	80,000	113,029
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	120,548

		1,799,606
Utilities 2.0%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	60,730
6.125%, 5/15/2038	42,000	54,054
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	123,754
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	70,361
Series D, 7.88%, 11/1/2017	60,000	70,826
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	45,344
Series 106, 6.15%, 9/15/2017	80,000	90,487
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	69,606
Series 08-B, 6.75%, 4/1/2038	40,000	53,650
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	45,234
DTE Electric Co., 5.7%, 10/1/2037	40,000	49,833
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	82,931
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	166,975
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	137,313
Exelon Corp., 5.625%, 6/15/2035	20,000	22,475
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	116,422
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	45,750
5.55%, 11/1/2017	80,000	89,811
5.65%, 2/1/2037	40,000	48,981
KeySpan Corp., 8.0%, 11/15/2030	40,000	55,371
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	32,959
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	66,191
5.45%, 9/15/2020	60,000	67,569
Northern States Power Co., 6.25%, 6/1/2036	40,000	52,237
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	100,982
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	45,636
6.05%, 3/1/2034	50,000	61,631
PSEG Power LLC, 5.5%, 12/1/2015	40,000	42,109
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,769
5.795%, 3/15/2040	20,000	24,906
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	47,638
Sempra Energy, 6.0%, 10/15/2039	50,000	62,116
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	56,216
6.65%, 4/1/2029	40,000	51,330
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	50,218
Southern Union Co., 8.25%, 11/15/2029	40,000	51,201
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	140,680
Union Electric Co., 6.4%, 6/15/2017	80,000	89,748
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,425
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	65,554
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	39,189

		2,699,212

Total Corporate Bonds (Cost $32,546,349)		35,831,114
Mortgage-Backed Securities Pass-Throughs 30.8%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	32,051	33,903
2.275% *, 5/1/2037	11,172	11,910
2.324% *, 3/1/2036	175,600	187,288
2.376% *, 4/1/2036	9,981	10,645
2.387% *, 11/1/2035	24,222	25,830
2.48% *, 9/1/2035	21,985	23,529
2.5%, 3/1/2027	306,133	309,661
2.617% *, 8/1/2036	14,970	16,047
2.805% *, 4/1/2037	21,948	23,526
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,530,714	1,527,179
3.5%, with various maturities from 8/1/2027 until 10/1/2043	2,273,647	2,347,327
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,700,514	1,795,750
4.047% *, 5/1/2037	11,897	12,752
4.5%, with various maturities from 1/1/2020 until 9/1/2041	1,760,517	1,907,688
5.0%, with various maturities from 12/1/2017 until 6/1/2038	996,028	1,093,603
5.5%, with various maturities from 6/1/2020 until 1/1/2038	552,554	613,620
6.0%, with various maturities from 9/1/2021 until 2/1/2038	580,575	651,514
6.5%, with various maturities from 12/1/2014 until 8/1/2036	146,277	166,349
7.0%, with various maturities from 12/1/2024 until 12/1/2026	12,413	14,288
7.5%, with various maturities from 5/1/2024 until 6/1/2027	2,952	3,416
Federal National Mortgage Association:
1.818% *, 6/1/2035	45,735	47,864
2.135% *, 7/1/2035	16,974	18,171
2.236% *, 3/1/2035	60,093	64,265
2.42% *, 11/1/2036	28,207	30,234
2.437% *, 4/1/2035	60,442	64,601
2.482% *, 1/1/2036	42,783	45,748
2.5%, 5/1/2028	2,243,649	2,264,244
2.58% *, 9/1/2036	7,461	7,995
2.852% *, 8/1/2036	12,058	12,925
3.0%, with various maturities from 1/1/2027 until 8/1/2043	3,915,135	3,907,550
3.5%, with various maturities from 12/1/2026 until 4/1/2043	3,243,915	3,339,177
3.522% *, 6/1/2041	108,285	114,182
3.547% *, 5/1/2041	87,311	92,488
3.619% *, 5/1/2040	86,678	90,902
4.0%, with various maturities from 12/1/2020 until 3/1/2042	3,442,489	3,646,335
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,767,930	1,912,971
5.0%, with various maturities from 12/1/2023 until 9/1/2041	1,145,822	1,265,388
5.5%, with various maturities from 8/1/2019 until 12/1/2038	854,530	950,941
6.0%, with various maturities from 12/1/2016 until 11/1/2037	439,967	493,792
6.5%, with various maturities from 1/1/2018 until 1/1/2038	251,564	285,044
7.0%, with various maturities from 10/1/2015 until 6/1/2038	198,843	227,034
7.5%, with various maturities from 1/1/2024 until 4/1/2028	7,791	9,068
8.0%, with various maturities from 12/1/2021 until 11/1/2031	15,837	18,922
8.5%, with various maturities from 12/1/2025 until 8/1/2031	3,093	3,655
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 5/20/2043	2,719,332	2,742,233
3.5%, with various maturities from 10/20/2041 until 9/20/2043	3,210,514	3,324,604
4.0%, with various maturities from 11/15/2024 until 8/20/2043	1,850,019	1,966,542
4.5%, with various maturities from 5/15/2039 until 1/20/2041	1,842,966	2,009,513
5.0%, with various maturities from 9/20/2033 until 8/20/2042	1,366,410	1,512,308
5.5%, with various maturities from 9/15/2033 until 10/20/2040	269,166	301,305
6.0%, with various maturities from 2/15/2029 until 12/15/2038	337,667	381,596
6.5%, with various maturities from 8/20/2032 until 10/20/2037	220,891	251,948
7.5%, 8/15/2031	1,410	1,677
8.0%, with various maturities from 7/15/2022 until 3/15/2032	37,884	45,082

Total Mortgage-Backed Securities Pass-Throughs (Cost $41,379,377)		42,226,129
Asset-Backed 0.6%
Credit Card Receivables 0.5%
Chase Issuance Trust:
"A8", Series 2012-A8, 0.54%, 10/16/2017	100,000	99,989
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	94,808
Citibank Credit Card Issuance Trust:
"A10", Series 2013-A10, 0.73%, 2/7/2018	100,000	100,047
"A3", Series 2013-A3, 1.11%, 7/23/2018	100,000	100,322
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	106,614
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	111,937
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	96,707

		710,424
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	64,769	68,622

Total Asset-Backed (Cost $765,473)		779,046
Commercial Mortgage-Backed Securities 2.5%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	107,713
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	108,290
Citigroup Commercial Mortgage Trust:
"A4", Series 2006-C5, 5.431%, 10/15/2049	100,000	107,251
"A3", Series 2006-C4, 5.779% *, 3/15/2049	74,779	79,032
Commercial Mortgage Trust:
"A4", Series 2013-CR9, 4.236% *, 7/10/2045	186,000	200,010
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	125,955
"A4", Series 2006-C7, 5.756% *, 6/10/2046	93,529	99,142
"A4", Series 2007-C9, 5.796% *, 12/10/2049	80,000	88,092
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C4, 5.467%, 9/15/2039	108,030	115,013
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	100,000	101,448
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	102,919
"A2', Series 2014-M4, 3.346%, 3/25/2024	100,000	102,954
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	87,108	85,598
"A1", Series K025, 1.875%, 4/25/2022	96,164	94,959
"A2", Series K020, 2.373%, 5/25/2022	100,000	97,885
"A2", Series K017, 2.873%, 12/25/2021	100,000	101,725
"A2", Series K031, 3.3%, 4/25/2023	100,000	103,027
"A2", Series K029, 3.32%, 2/25/2023	100,000	103,345
"A2", Series K701, 3.882%, 11/25/2017	100,000	106,645
GS Mortgage Securities Corp. II, "A4", Series 2007-GG10, 5.797% *, 8/10/2045 (a)	95,232	104,003
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	106,351
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	118,267	127,421
"A4", Series 2007-CB18, 5.44%, 6/12/2047	82,186	88,528
"A4", Series 2007-CB19, 5.703% *, 2/12/2049	100,000	108,705
"A4", Series 2007-LD11, 5.786% *, 6/15/2049	100,000	108,331
LB-UBS Commercial Mortgage Trust:
"A3", Series 2007-C2, 5.43%, 2/15/2040	118,703	128,547
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	52,933
"A4", Series 2007-C6, 5.858%, 7/15/2040	94,089	99,693
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,754	74,970
Morgan Stanley Bank of America Merrill Lynch Trust, "A4", Series 2013-C9, 3.102%, 5/15/2046	100,000	98,430
Morgan Stanley Capital I Trust, "A2", Series 2011-C3, 3.224%, 7/15/2049	93,094	96,208
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	177,746

Total Commercial Mortgage-Backed Securities (Cost $3,314,964)		3,402,869
Government & Agency Obligations 38.7%
Other Government Related (b) 1.5%
Asian Development Bank, 1.75%, 9/11/2018	250,000	251,509
European Investment Bank:
0.875%, 4/18/2017	250,000	249,325
4.875%, 2/15/2036	165,000	201,488
5.125%, 5/30/2017	40,000	44,255
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	104,615
International Bank for Reconstruction & Development:
0.5%, 4/15/2016	500,000	498,998
Series 1312, 4.75%, 2/15/2035	20,000	24,119
5.0%, 4/1/2016	40,000	42,622
8.625%, 10/15/2016	100,000	115,380
KFW:
Zero Coupon, 4/18/2036	410,000	200,232
2.375%, 8/25/2021	165,000	165,550
Landwirtschaftliche Rentenbank, 5.125%, 2/1/2017	80,000	87,729
Petroleos Mexicanos:
5.75%, 3/1/2018	35,000	38,762
6.625%, 6/15/2035	40,000	46,420

		2,071,004
Sovereign Bonds 2.0%
Federal Republic of Brazil:
5.625%, 1/7/2041 (a)	150,000	154,875
7.125%, 1/20/2037	40,000	49,100
Province of Ontario:
4.0%, 10/7/2019	245,000	266,738
4.4%, 4/14/2020	100,000	110,824
4.95%, 11/28/2016	25,000	27,163
Province of Quebec:
4.625%, 5/14/2018	40,000	44,264
5.125%, 11/14/2016	40,000	43,580
Series NN, 7.125%, 2/9/2024	80,000	103,864
Republic of Colombia, 4.375%, 7/12/2021	250,000	264,375
Republic of Italy, 5.375%, 6/15/2033	80,000	96,194
Republic of Korea, 5.125%, 12/7/2016	100,000	108,830
Republic of Panama, 5.2%, 1/30/2020	100,000	110,000
Republic of Peru, 7.35%, 7/21/2025	115,000	149,788
Republic of Philippines, 5.5%, 3/30/2026	200,000	229,500
Republic of Poland, 6.375%, 7/15/2019	165,000	193,875
Republic of South Africa, 6.875%, 5/27/2019	100,000	113,512
Republic of Turkey, 6.0%, 1/14/2041	200,000	207,000
State of Israel, 5.125%, 3/26/2019	100,000	112,650
United Mexican States:
4.0%, 10/2/2023	100,000	103,350
Series A, 6.75%, 9/27/2034	176,000	223,520

		2,713,002
U.S. Government Sponsored Agencies 3.9%
Federal Home Loan Bank:
0.5%, 11/20/2015	1,230,000	1,231,252
1.0%, 6/21/2017	820,000	820,228
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	409,209
2.5%, 5/27/2016	822,000	848,467
3.75%, 3/27/2019	622,000	674,847
6.25%, 7/15/2032	100,000	139,572
6.75%, 9/15/2029	3,000	4,262
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	505,446
6.25%, 5/15/2029	105,000	141,799
7.125%, 1/15/2030	41,000	60,471
7.25%, 5/15/2030	164,000	244,700
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	224,660

		5,304,913
U.S. Treasury Obligations 31.3%
U.S. Treasury Bonds:
2.75%, 11/15/2042	250,000	228,711
3.5%, 2/15/2039	572,000	608,554
3.625%, 8/15/2043	250,000	270,235
3.875%, 8/15/2040	411,000	465,265
4.25%, 5/15/2039	506,000	605,303
4.375%, 2/15/2038	464,000	563,252
4.5%, 2/15/2036	41,000	50,603
4.5%, 8/15/2039	527,000	654,057
4.625%, 2/15/2040	404,000	511,691
6.0%, 2/15/2026	316,000	421,761
6.25%, 8/15/2023	986,000	1,290,427
7.25%, 8/15/2022	341,000	463,840
7.625%, 11/15/2022	74,000	103,299
U.S. Treasury Notes:
0.5%, 6/30/2016	1,250,000	1,250,732
0.625%, 8/31/2017	1,286,000	1,269,021
0.625%, 11/30/2017	2,108,000	2,069,957
0.75%, 12/31/2017	2,465,000	2,425,713
0.875%, 4/15/2017	2,500,000	2,500,000
0.875%, 6/15/2017 (a)	2,500,000	2,494,140
0.875%, 7/15/2017	2,000,000	1,993,124
1.0%, 10/31/2016	500,000	503,555
1.5%, 2/28/2019	1,000,000	992,891
1.5%, 5/31/2019	1,500,000	1,484,413
2.0%, 9/30/2020	2,000,000	1,994,376
2.0%, 11/15/2021	822,000	809,220
2.0%, 2/15/2022	1,143,000	1,122,641
2.125%, 6/30/2021	1,225,000	1,219,641
2.125%, 8/15/2021	1,519,000	1,511,405
2.25%, 3/31/2016	186,000	191,239
2.625%, 8/15/2020	1,849,000	1,911,404
2.75%, 11/15/2023	1,000,000	1,025,000
2.75%, 2/15/2024	250,000	255,879
3.25%, 3/31/2017	1,875,000	1,985,156
3.375%, 11/15/2019	1,232,000	1,326,422
3.625%, 8/15/2019	2,054,000	2,232,601
3.625%, 2/15/2020	822,000	896,044
3.625%, 2/15/2021	1,643,000	1,792,411
3.75%, 11/15/2018	390,000	424,095
4.5%, 2/15/2016	542,000	573,207
4.875%, 8/15/2016	392,000	423,375

		42,914,660

Total Government & Agency Obligations (Cost $50,929,276)		53,003,579
Municipal Bonds and Notes 1.4%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	95,135
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	109,842
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	82,371
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	48,915
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	47,118
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	100,311
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	100,553
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	51,471
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	274,145
Series B, 6.561%, 12/15/2040	40,000	51,835
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	23,857
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	95,299
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	99,907
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	110,713
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	45,561
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,404
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,793
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	38,547
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	150,746
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	51,260
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	45,059
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	46,892
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	49,684
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	41,567
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	48,038

Total Municipal Bonds and Notes (Cost $1,639,991)		1,921,023

	Shares	Value ($)
Securities Lending Collateral 1.9%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $2,554,761)	2,554,761	2,554,761
Cash Equivalents 0.8%
Central Cash Management Fund, 0.05% (c) (Cost $1,101,928)	1,101,928	1,101,928

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $134,232,119) †	102.8	140,820,449
Other Assets and Liabilities, Net	(2.8)	(3,782,657)

Net Assets	100.0	137,037,792

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2014.

†
The cost for federal income tax purposes was $134,223,907.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $6,596,542.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,181,920 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $585,378.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $2,495,041, which is 1.8% of net assets.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$35,831,114	$—	$35,831,114
Mortgage-Backed Securities Pass-Throughs	—	42,226,129	—	42,226,129
Asset-Backed	—	779,046	—	779,046
Commercial Mortgage-Backed Securities	—	3,402,869	—	3,402,869
Government & Agency Obligations	—	53,003,579	—	53,003,579
Municipal Bonds and Notes	—	1,921,023	—	1,921,023
Short-Term Investments (e)	3,656,689	—	—	3,656,689

Total	$3,656,689	$137,1693,760	$—	$140,820,449

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014